Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Loss Contingencies [Line Items]
Coverage for pollution	$ 1,000,000
Future, minimum, non-cancellable charter revenue (1)
Loss Contingencies [Line Items]
Minimum contractual charter revenues	15,349
Future, minimum, charter-in hire payments (2)
Loss Contingencies [Line Items]
Office rent	3,894
Vessel scrubbers (3)
Loss Contingencies [Line Items]
Secured financing related to commitments payments	149,765
Remaining borrowing capacity	$ 46,227